March 26, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

Re:	ING Variable Portfolios, Inc.
(File Nos. 333-05173; 811-07651)

Ladies and Gentlemen:

On behalf of ING Variable Portfolios, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 7, 2014, to the Prospectuses dated April 30, 2013 for ING Global Value Advantage Portfolio.

The purpose of the filing is to submit the 497(e) filing dated March 7, 2014 in XBRL for ING Global Value Advantage Portfolio.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli Vice President and Senior Counsel ING Investment Management – ING Funds

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tle: 480-477-3000 Fax: 480-477-3000 www.ingfunds.com